Recoverable taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Taxes Recoverable [Abstract]
Income tax and social contribution, tax assets	R$ 1,044,983	R$ 788,901
Social integration program, tax assets	48,837	74,452
Other, tax assets	17,840	6,566
Tax assets	1,111,660	869,919
Current	366,105	551,722
Non-current tax assets	R$ 745,555	R$ 318,197